INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS

3.	INTANGIBLE ASSETS

Intangible assets consist of the following:

	November 30, 2021	May 31, 2021

Trade names / trademarks	$806,000	$806,000
Customer relationships	7,633,000	7,633,000
Non-compete agreements	313,000	313,000
	8,752,000	8,752,000
Less: Accumulated amortization	(1,060,721)	(707,147)
	$7,691,279	$8,044,853

Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years. For the three months ended November 30, 2021 and 2020, amortization expense related to the intangible assets was $176,787. For the six months ended November 30, 2021 and 2020, amortization expense related to the intangible assets was $353,574. As of November 30, 2021, the weighted average remaining useful lives of these assets was 7.83 years.

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending November 30,
2022	$353,574
2023	707,148
2024	602,814
2025	602,814
2026	602,814
Thereafter	4,822,114
$7,691,279

5.	INTANGIBLE ASSETS

Intangible assets consist of the following at May 31, 2021 and 2020:

	May 31, 2021	May 31, 2020

Trade names / trademarks	$806,000	$806,000
Customer relationships	7,633,000	7,633,000
Non-compete agreements	313,000	313,000
	8,752,000	8,752,000
Less: Accumulated amortization	(707,147)	-
	$8,044,853	$8,752,000

Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years. For the year ended May 31, 2021, amortization expense related to the intangible assets was $707,147. For the period from October 28, 2019 (inception) through May 31, 2020, there was no amortization expense related to the intangible assets due to timing of the acquisition and the Company’s fiscal year-end. As of May 31, 2021, the weighted average remaining useful lives of these assets were 8.33 years.

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending May 31,
2022	$707,143
2023	707,143
2024	693,800
2025	693,800
2026	693,800
Thereafter	4,549,167
$8,044,853